CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,523,108		$ 1,180,540	¥ 4,678,109
Time deposits	7,632,334		1,197,680	4,720,089
Accounts receivable, net	1,382,328		216,917	1,053,641
Amount due from related parties	2,041,316		320,327	164,732
Prepayments and other current assets	2,807,048		440,487	1,765,787
Short-term investments	15,060,722		2,363,356	3,357,189
Total current assets	36,446,856		5,719,307	15,739,547
Non-current assets:
Property and equipment, net	1,350,256		211,885	761,941
Production cost, net	1,083,772		170,067	667,876
Intangible assets, net	3,835,600		601,889	2,356,959
Deferred tax assets	36,355		5,705	20,918
Goodwill	2,338,303		366,931	1,295,786
Long-term investments, net	5,502,524		863,466	2,232,938
Other long-term assets	1,459,485		229,025	789,643
Total non-current assets	15,606,295		2,448,968	8,126,061
Total assets	52,053,151		8,168,275	23,865,608
Current liabilities:
Accounts payable	4,360,906		684,321	3,074,298
Salary and welfare payable	995,451		156,208	734,376
Taxes payable	203,770		31,976	127,192
Short-term loans	1,232,106		193,344	100,000
Deferred revenue	2,645,389		415,119	2,118,006
Accrued liabilities and other payables	2,416,955		379,273	1,237,676
Amount due to related parties	216,434	[1]	33,963
Total current liabilities	12,071,011		1,894,204	7,391,548
Non-current liabilities:
Long-term debt	17,784,092		2,790,712	8,340,922
Other long-term liabilities	481,982		75,634	350,934
Total non-current liabilities	18,266,074		2,866,346	8,691,856
Total liabilities	30,337,085		4,760,550	16,083,404
Commitments and contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	35,929,961		5,638,195	14,616,302
Statutory reserves	24,621		3,864	17,884
Accumulated other comprehensive income/(loss)	(279,862)		(43,916)	141,129
Accumulated deficit	(13,971,300)		(2,192,403)	(7,175,339)
Total Bilibili Inc.'s shareholders' equity	21,703,667		3,405,779	7,600,200
Noncontrolling interests	12,399		1,946	182,004
Total shareholders' equity	21,716,066		3,407,725	7,782,204
Total liabilities and shareholders' equity	52,053,151		8,168,275	23,865,608
Class Y Ordinary Shares
Shareholders' equity
Ordinary shares	52		8	52
Class Z Ordinary Shares
Shareholders' equity
Ordinary shares	¥ 199		$ 31	¥ 172

[1]	Amount due to related parties as of December 31, 2021 are primarily considerations related to long-term investments, which are non-trade in nature.